Marketable Securities (Details) - Schedule of Investment - Flowr Corporation [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2008	Dec. 31, 2021
Marketable Securities (Details) - Schedule of Investment [Line Items]
Purchase of investment		$ 801,160	$ 801,160
Change in fair value	$ 464	(516,281)	(516,281)
Movement in exchange rate	$ 5,845	$ (21,188)	(21,188)
Balance, December 31, 2022(*)			$ 263,691